Commitments and Contingencies (Details) - USD ($)	1 Months Ended	6 Months Ended	11 Months Ended
	Sep. 24, 2021	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Registration rights agreement, description		Pursuant to the registration rights agreement and assuming $1,500,000 of working capital loans are converted into additional Private Placement Warrants, the Company will be obligated to register up to 21,588,750 Class A ordinary shares and 8,345,000 Private Placement Warrants. The number of Class A ordinary shares includes (i) 8,243,750 Class A ordinary shares to be issued upon conversion of the Founder Shares, (ii) 5,000,000 Forward Purchase Shares, (iii) 6,845,000 Class A ordinary shares underlying the Private Placement Warrants and (iv) 1,500,000 Class A ordinary shares underlying the Private Placement Warrants issuable upon conversion of working capital loans. The number of warrants includes 6,845,000 Private Placement Warrants and 1,500,000 additional Private Placement Warrants issuable upon the conversion of working capital loans.	Pursuant to the registration rights agreement and assuming $1,500,000 of Working Capital Loans are converted into additional Private Placement Warrants, the Company will be obligated to register up to 21,588,750 Class A ordinary shares and 8,345,000 Private Placement Warrants. The number of Class A ordinary shares includes (i) 8,243,750 Class A ordinary shares to be issued upon conversion of the Founder Shares, (ii) 5,000,000 Forward Purchase Shares, (iii) 6,845,000 Class A ordinary shares underlying the Private Placement Warrants and (iv) 1,500,000 Class A ordinary shares underlying the Private Placement Warrants issuable upon conversion of Working Capital Loans. The number of warrants includes 6,845,000 Private Placement Warrants and 1,500,000 additional Private Placement Warrants issuable upon the conversion of Working Capital Loans.
Underwriting discount per unit	2.00%
Underwriting discount value	$ 4,000,000
Aggregate of units (in Shares)	10,000,000
Deferred underwriting discount		3.50%	3.50%
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional purchase of units (in Shares)		4,500,000	4,500,000
Underwriting fee	$ 595,000	$ 595,000	$ 595,000
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting fee		4,000,000	4,000,000
Gross proceeds			$ 11,541,250
Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds		$ 11,541,250
Anchor Investors [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate of units (in Shares)	10,000,000